Shareholder Report, Average Annual Return (Details)	12 Months Ended	17 Months Ended	33 Months Ended	60 Months Ended	61 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000238442 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen Securitized Credit Managed Accounts Portfolio at NAV
Average Annual Return, Percent	5.15%		7.22%
C000238439 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen Emerging Markets Debt Managed Accounts Portfolio at NAV
Average Annual Return, Percent	7.14%		8.84%
C000238441 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen Preferred Securities and Income Managed Accounts Port. at NAV
Average Annual Return, Percent	9.90%		9.90%
C000219780 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen Core Impact Bond Managed Accounts Portfolio at NAV
Average Annual Return, Percent	4.60%			(1.03%)	(0.95%)
C000248080 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen Ultra Short Municipal Managed Accounts Portfolio at NAV
Average Annual Return, Percent	2.71%	2.90%
C000238440 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen High Yield Managed Accounts Portfolio at NAV
Average Annual Return, Percent	8.53%		9.58%
C000048022 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Municipal Total Return Managed Accounts Portfolio at NAV
Average Annual Return, Percent	(0.69%)			(0.20%)		2.39%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%		4.95%	(1.07%)	(0.90%)
JP Morgan EMBI Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan EMBI Global Diversified Index
Average Annual Return, Percent	9.32%		11.85%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.00%			0.13%		2.11%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	0.44%	1.09%
Bloomberg U S Securitized Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Index
Average Annual Return, Percent	3.45%		4.95%
ICE US Institutional Capital Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE US Institutional Capital Securities Index
Average Annual Return, Percent	8.45%		10.41%
Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark
Average Annual Return, Percent	9.25%		9.78%
SIFMA Municipal Swap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SIFMA - Municipal Swap Index
Average Annual Return, Percent	3.38%	3.41%
ICE BofA BB B U S Cash Pay High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index
Average Annual Return, Percent	7.56%		9.35%
Bloomberg 7 Year Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 7 Year Municipal Bond Index
Average Annual Return, Percent	3.45%			0.68%		2.18%